UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-23366

____________________________________________________

RIVERNORTH OPPORTUNISTIC MUNICIPAL INCOME FUND, INC.

____________________________________________________

(Exact name of registrant as specified in charter)

325 North LaSalle Street, Suite 645, Chicago, Illinois 60654

____________________________________________________

(Address of principal executive offices)      (Zip code)

Marc L. Collins

325 North LaSalle Street, Suite 645

Chicago, Illinois 60654

____________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 832-1440

Date of fiscal year end: June 30

Date of reporting period: July 1, 2019 - June 30, 2020

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b 1-4 thereunder (17 CFR 270.30b 1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44U.S.C. § 3507.

Item 1	Proxy Voting Record

See below

Investment Company Report
BLACKROCK MUNI NY INTER DURATION FD INC
Security	09255F109				Meeting Type		Contested-Annual
Ticker Symbol	MNE				Meeting Date		18-Jul-2019
ISIN	US09255F1093				Agenda		935037817 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management	Split
1	Michael J. Castellano				Split
2	Richard E. Cavanagh				Split
3	Cynthia L. Egan				Split
4	Robert Fairbairn				Split
5	Henry Gabbay				Split
6	R. Glenn Hubbard				Split
7	Catherine A. Lynch				Split
8	John M. Perlowski				Split
9	Karen P. Robards				Split
2.	If properly presented at the meeting, a shareholder proposal requesting the Board of Directors to authorize a self-tender offer.			Shareholder	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1H	RIVERNORTH OPP MUNI INCOME FND	997RV1H	STATE STREET BANK & TRUST CO	126,096	0
NUVEEN AMT FREE QUALITY MUNI INC FD
Security	670657105				Meeting Type		Annual
Ticker Symbol	NEA				Meeting Date		07-Aug-2019
ISIN	US6706571055				Agenda		935059748 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1c.	DIRECTOR			Management	Split	Split
1	Judith M. Stockdale				Split	Split
2	Carole E. Stone				Split	Split
3	Margaret L. Wolff				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1H	RIVERNORTH OPP MUNI INCOME FND	997RV1H	STATE STREET BANK & TRUST CO	543,791	0	06-Aug-2019	06-Aug-2019
NUVEEN NY AMT-FREE QUALITY MUNI INC FD
Security	670656107				Meeting Type		Annual
Ticker Symbol	NRK				Meeting Date		07-Aug-2019
ISIN	US6706561072				Agenda		935059748 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1c.	DIRECTOR			Management	Split	Split
1	Judith M. Stockdale				Split	Split
2	Carole E. Stone				Split	Split
3	Margaret L. Wolff				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1H	RIVERNORTH OPP MUNI INCOME FND	997RV1H	STATE STREET BANK & TRUST CO	289,179	0	06-Aug-2019	06-Aug-2019
NUVEEN AMT-FREE MUNICIPAL CREDIT INC FD
Security	67071L106				Meeting Type		Annual
Ticker Symbol	NVG				Meeting Date		07-Aug-2019
ISIN	US67071L1061				Agenda		935059748 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1c.	DIRECTOR			Management	Split	Split
1	Judith M. Stockdale				Split	Split
2	Carole E. Stone				Split	Split
3	Margaret L. Wolff				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1H	RIVERNORTH OPP MUNI INCOME FND	997RV1H	STATE STREET BANK & TRUST CO	505,281	0	06-Aug-2019	06-Aug-2019
NUVEEN QUALITY MUNICIPAL INCOME FUND
Security	67066V101				Meeting Type		Annual
Ticker Symbol	NAD				Meeting Date		07-Aug-2019
ISIN	US67066V1017				Agenda		935059748 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1c.	DIRECTOR			Management	Split	Split
1	Judith M. Stockdale				Split	Split
2	Carole E. Stone				Split	Split
3	Margaret L. Wolff				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1H	RIVERNORTH OPP MUNI INCOME FND	997RV1H	STATE STREET BANK & TRUST CO	555,649	0	06-Aug-2019	06-Aug-2019
NUVEEN NEW YORK QUALITY MUNICIPAL INC FD
Security	67066X107				Meeting Type		Annual
Ticker Symbol	NAN				Meeting Date		07-Aug-2019
ISIN	US67066X1072				Agenda		935059748 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1c.	DIRECTOR			Management	Split	Split
1	Judith M. Stockdale				Split	Split
2	Carole E. Stone				Split	Split
3	Margaret L. Wolff				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1H	RIVERNORTH OPP MUNI INCOME FND	997RV1H	STATE STREET BANK & TRUST CO	108,500	0	06-Aug-2019	06-Aug-2019
MORGAN STANLEY FUND
Security	46133G107				Meeting Type		Annual
Ticker Symbol	IQI				Meeting Date		23-Aug-2019
ISIN	US46133G1076				Agenda		935062151 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1a	DIRECTOR			Management	Split	Split
1	Cynthia Hostetler				Split	Split
2	Eli Jones				Split	Split
3	Ann Barnett Stern				Split	Split
4	Raymond Stickel, Jr.				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1H	RIVERNORTH OPP MUNI INCOME FND	997RV1H	STATE STREET BANK & TRUST CO	124,370	0	08-Aug-2019	08-Aug-2019
VAN KAMPEN FUNDS
Security	46132C107				Meeting Type		Annual
Ticker Symbol	VMO				Meeting Date		23-Aug-2019
ISIN	US46132C1071				Agenda		935062151 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1a	DIRECTOR			Management	Split	Split
1	Cynthia Hostetler				Split	Split
2	Eli Jones				Split	Split
3	Ann Barnett Stern				Split	Split
4	Raymond Stickel, Jr.				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1H	RIVERNORTH OPP MUNI INCOME FND	997RV1H	STATE STREET BANK & TRUST CO	692,518	0	08-Aug-2019	08-Aug-2019
VAN KAMPEN FUNDS
Security	46131J103				Meeting Type		Annual
Ticker Symbol	VKQ				Meeting Date		23-Aug-2019
ISIN	US46131J1034				Agenda		935062151 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1a	DIRECTOR			Management	Split	Split
1	Cynthia Hostetler				Split	Split
2	Eli Jones				Split	Split
3	Ann Barnett Stern				Split	Split
4	Raymond Stickel, Jr.				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1H	RIVERNORTH OPP MUNI INCOME FND	997RV1H	STATE STREET BANK & TRUST CO	48,704	0	08-Aug-2019	08-Aug-2019
DWS FUNDS
Security	233368109				Meeting Type		Annual
Ticker Symbol	KTF				Meeting Date		12-Sep-2019
ISIN	US2333681094				Agenda		935070300 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1A.	Election of Class II Board Member: William McClayton			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1H	RIVERNORTH OPP MUNI INCOME FND	997RV1H	STATE STREET BANK & TRUST CO	95,099	0	11-Sep-2019	11-Sep-2019
PIONEER MUNICIPAL HIGH INCOME TRUST
Security	723763108				Meeting Type		Annual
Ticker Symbol	MHI				Meeting Date		18-Sep-2019
ISIN	US7237631087				Agenda		935070778 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management	Split	Split
1	Lisa M. Jones				Split	Split
2	Lorraine H. Monchak				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1H	RIVERNORTH OPP MUNI INCOME FND	997RV1H	STATE STREET BANK & TRUST CO	244,365	0	17-Sep-2019	17-Sep-2019
NUVEEN CONNECTICUT QUALITY MUNI INC FD
Security	67060D107				Meeting Type		Special
Ticker Symbol	NTC				Meeting Date		25-Oct-2019
ISIN	US67060D1072				Agenda		935068521 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	Approve an Agreement & Plan of Merger pursuant to which Nuveen CT Quality Muni Income Fund (the "Target Fund") will be merged with and into NAMCIF Merger Sub, LLC, a MA LLC and wholly-owned subsidiary of Nuveen AMT-Free Muni Credit Income Fund (the "Acquiring Fund"), with common shares of the Target Fund being converted into newly issued common shares of the Acquiring Fund and each issued and outstanding Adjustable Rate MuniFund Term Preferred Share ("AMTP Shares") of the Target Fund being converted into a newly issued AMTP Share of the Acquiring fund			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1H	RIVERNORTH OPP MUNI INCOME FND	997RV1H	STATE STREET BANK & TRUST CO	78,402	0	20-Sep-2019	20-Sep-2019
NUVEEN NORTH CAROLINA QLTY MUNI INC FD
Security	67060P100				Meeting Type		Special
Ticker Symbol	NNC				Meeting Date		25-Oct-2019
ISIN	US67060P1003				Agenda		935068545 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	To approve an Agreement and Plan of Reorganization pursuant to which the Nuveen NC Quality Municipal Income Fund (the "Target Fund") would: (i) transfer substantially all of its assets to Nuveen AMT-Free Quality Municipal Income Fund (the "Acquiring Fund") in exchange for newly issued common shares and preferred shares of the Acquiring Fund; (ii) distribute such newly issued shares of the Acquiring Fund to the common shareholders and preferred shareholders of the Target Fund; and (iii) liquidate, dissolve and terminate in accordance with applicable law.			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1H	RIVERNORTH OPP MUNI INCOME FND	997RV1H	STATE STREET BANK & TRUST CO	95,320	0	20-Sep-2019	20-Sep-2019
NUVEEN OHIO QUALITY MUNICIPAL INCOME FD
Security	670980101				Meeting Type		Contested-Annual
Ticker Symbol	NUO				Meeting Date		05-Dec-2019
ISIN	US6709801012				Agenda		935086303 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management	Split
1	Judith M. Stockdale				Split
2	Carole E. Stone				Split
3	Margaret L. Wolff				Split
2.	If properly presented at the meeting, a shareholder proposal to declassify the Board of Trustees, so that all Trustees are elected on an annual basis.			Shareholder	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1H	RIVERNORTH OPP MUNI INCOME FND	997RV1H	STATE STREET BANK & TRUST CO	73,758	0
997RV1H	RIVERNORTH OPP MUNI INCOME FND	997RV1H	STATE STREET BANK & TRUST CO	73,758	0
NUVEEN OHIO QUALITY MUNICIPAL INCOME FD
Security	670980101				Meeting Type		Contested-Annual
Ticker Symbol	NUO				Meeting Date		05-Dec-2019
ISIN	US6709801012				Agenda		935087216 - Opposition

Item	Proposal			Proposed by	Vote	For/Against Management
1	DIRECTOR			Management	Split
1	David Basile				Split
2	Peter Borish				Split
3	Charles Clarvit				Split
2	For the Board to consider declassifying the Board so that all trustees are elected on an annual basis starting at the next annual meeting of shareholders.			Management	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1H	RIVERNORTH OPP MUNI INCOME FND	997RV1H	STATE STREET BANK & TRUST CO	73,758	0	30-Oct-2019	30-Oct-2019
NUVEEN CALIFORNIA QUALITY MUNI INC FD
Security	67066Y105				Meeting Type		Annual
Ticker Symbol	NAC				Meeting Date		05-Dec-2019
ISIN	US67066Y1055				Agenda		935097736 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1A.	DIRECTOR			Management	Split	Split
1	Judith M. Stockdale				Split	Split
2	Carole E. Stone				Split	Split
3	Margaret L. Wolff				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1H	RIVERNORTH OPP MUNI INCOME FND	997RV1H	STATE STREET BANK & TRUST CO	384,449	0	04-Dec-2019	04-Dec-2019
NUVEEN TX QUALITY INCOME MUNICIPAL FD
Security	670983105				Meeting Type		Annual
Ticker Symbol	NTX				Meeting Date		05-Dec-2019
ISIN	US6709831050				Agenda		935097736 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1A.	DIRECTOR			Management	Split	Split
1	Judith M. Stockdale				Split	Split
2	Carole E. Stone				Split	Split
3	Margaret L. Wolff				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1H	RIVERNORTH OPP MUNI INCOME FND	997RV1H	STATE STREET BANK & TRUST CO	94,692	0	04-Dec-2019	04-Dec-2019
DTF TAX-FREE INCOME FUND INC.
Security	23334J107				Meeting Type		Annual
Ticker Symbol	DTF				Meeting Date		09-Mar-2020
ISIN	US23334J1079				Agenda		935126234 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1E.	Election of Director: David J. Vitale			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1H	RIVERNORTH OPP MUNI INCOME FND	997RV1H	STATE STREET BANK & TRUST CO	121,708	0	06-Mar-2020	06-Mar-2020
EATON VANCE CA MUNICIPAL INCOME TRUST
Security	27826F101				Meeting Type		Annual
Ticker Symbol	CEV				Meeting Date		19-Mar-2020
ISIN	US27826F1012				Agenda		935125799 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management	Split	Split
1	William H. Park				Split	Split
2	Helen Frame Peters				Split	Split
3	Keith Quinton				Split	Split
4	Marcus L. Smith				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1H	RIVERNORTH OPP MUNI INCOME FND	997RV1H	STATE STREET BANK & TRUST CO	37,054	0	18-Mar-2020	18-Mar-2020
EATON VANCE NY MUNICIPAL INCOME TRUST
Security	27826W104				Meeting Type		Annual
Ticker Symbol	EVY				Meeting Date		19-Mar-2020
ISIN	US27826W1045				Agenda		935125799 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management	Split	Split
1	William H. Park				Split	Split
2	Helen Frame Peters				Split	Split
3	Keith Quinton				Split	Split
4	Marcus L. Smith				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1H	RIVERNORTH OPP MUNI INCOME FND	997RV1H	STATE STREET BANK & TRUST CO	175	0	18-Mar-2020	18-Mar-2020
ALLIANCEBERNSTEIN NAT MUNI INCOME FD INC
Security	01864U106				Meeting Type		Annual
Ticker Symbol	AFB				Meeting Date		30-Mar-2020
ISIN	US01864U1060				Agenda		935135079 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1.	DIRECTOR			Management	Split	Split
1	Robert M. Keith				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1H	RIVERNORTH OPP MUNI INCOME FND	997RV1H	STATE STREET BANK & TRUST CO	211,012	0	27-Mar-2020	27-Mar-2020
NUVEEN MARYLAND QUALITY MUNICIPAL INC FD
Security	67061Q107				Meeting Type		Annual
Ticker Symbol	NMY				Meeting Date		22-Apr-2020
ISIN	US67061Q1076				Agenda		935139394 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1A.	DIRECTOR			Management	Split	Split
1	John K. Nelson				Split	Split
2	Terence J. Toth				Split	Split
3	Robert L. Young				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1H	RIVERNORTH OPP MUNI INCOME FND	997RV1H	STATE STREET BANK & TRUST CO	29,321	0	21-Apr-2020	21-Apr-2020
NUVEEN GEORGIA QUALITY MUNICIPAL INC FD
Security	67072B107				Meeting Type		Annual
Ticker Symbol	NKG				Meeting Date		22-Apr-2020
ISIN	US67072B1070				Agenda		935139394 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1A.	DIRECTOR			Management	Split	Split
1	John K. Nelson				Split	Split
2	Terence J. Toth				Split	Split
3	Robert L. Young				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1H	RIVERNORTH OPP MUNI INCOME FND	997RV1H	STATE STREET BANK & TRUST CO	175,270	0	21-Apr-2020	21-Apr-2020
PUTNAM MUNICIPAL OPPORTUNITIES TRUST
Security	746922103				Meeting Type		Annual
Ticker Symbol	PMO				Meeting Date		24-Apr-2020
ISIN	US7469221037				Agenda		935168890 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1A.	Fixing the number of Trustees at 11.			Management	Split	Split
1B.	DIRECTOR			Management	Split	Split
1	Liaquat Ahamed				Split	Split
2	Ravi Akhoury				Split	Split
3	Barbara M. Baumann				Split	Split
4	Catharine Bond Hill				Split	Split
5	Paul L. Joskow				Split	Split
6	Kenneth R. Leibler				Split	Split
7	Robert L. Reynolds				Split	Split
8	Manoj P. Singh				Split	Split
9	Mona K. Sutphen				Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1H	RIVERNORTH OPP MUNI INCOME FND	997RV1H	STATE STREET BANK & TRUST CO	671,006	0	23-Apr-2020	23-Apr-2020
BLACKROCK MUNI NY INTER DURATION FD INC
Security	09255F109				Meeting Type		Special
Ticker Symbol	MNE				Meeting Date		01-May-2020
ISIN	US09255F1093				Agenda		935133227 - Management

Item	Proposal			Proposed by	Vote	For/Against Management
1A.	The common shareholders and preferred shareholders of BlackRock Muni New York Intermediate Duration Fund, Inc. ("Target Fund"), are being asked to vote as a single class on a proposal to approve an Agreement and Plan of Merger ("Merger Agreement") pursuant to which the Target Fund will merge with and into a Massachusetts limited liability company and a wholly-owned subsidiary of BlackRock New York Municipal Opportunities Fund ("Acquiring Fund"), with shares of the Target Fund's common stock being converted into newly issued Investor A shares.			Management	Split	Split

Account Number	Account Name	Internal Account	Custodian	Ballot Shares	Unavailable Shares	Vote Date	Date Confirmed
997RV1H	RIVERNORTH OPP MUNI INCOME FND	997RV1H	STATE STREET BANK & TRUST CO	121,123	0	31-Mar-2020	31-Mar-2020

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RiverNorth Opportunistic Municipal Income Fund, Inc.

/s/ Patrick W. Galley
By: Patrick W. Galley

Title: President and Chairman of the Board

Date: August 27, 2020